LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Limited partners' equity
Disclosure of classes of share capital [line items]
Share issue related cost		$ 2		$ 4	$ 4
Brookfield Holders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		313,640,823		313,640,823
Ownership percentage		48.00%		48.00%
Brookfield Holders | Ownership interest in BEP
Disclosure of classes of share capital [line items]
Ownership percentage		26.00%		26.00%
Brookfield Holders | Ownership interest in BRELP
Disclosure of classes of share capital [line items]
Ownership percentage		41.00%		41.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		285,052,340		285,052,340		287,164,340
Percentage of units for normal course issuer bid						5.00%
Increase (decrease) in number of shares outstanding		0	0	0	0
Ordinary shares | TerraForm Power Inc
Disclosure of classes of share capital [line items]
Payments for shares exchanged		$ 1	$ 1	$ 1	$ 1
Ordinary shares | Brookfield Holders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		74,339,049		74,339,049		74,339,049
GP interests | Brookfield Holders | Ownership interest in BEP
Disclosure of classes of share capital [line items]
Ownership percentage		0.01%		0.01%
GP interests | Brookfield Holders | Ownership interest in BRELP
Disclosure of classes of share capital [line items]
Ownership percentage		1.00%		1.00%
LP Units
Disclosure of classes of share capital [line items]
Maximum number of units for normal course issuer bid						14,361,497
Number of shares repurchased (in shares)		983,400	0	2,279,654	0
Purchase of preferred limited partner units for cancellation		$ 23	$ 0	$ 52	$ 0
Number of shares repurchased and cancelled (in shares)		1,063,400	0	2,279,654	0
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.42
Incremental increase in distributions (in dollars per share)	$ 0.07
Distributions paid		$ 105	$ 91	$ 199	$ 182
LP Units | Distribution reinvestment plan
Disclosure of classes of share capital [line items]
Units issued under distribution reinvestment plan (in units)		62,494	65,160	157,512	137,279
Exchangeable Shares
Disclosure of classes of share capital [line items]
Maximum number of units for normal course issuer bid						8,982,586
Exchangeable Shares | TerraForm Power Inc
Disclosure of classes of share capital [line items]
Number of shares exchanged		7,459	833	10,142	2,575
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of classes of share capital [line items]
Ownership percentage		25.00%		25.00%